Consolidated Statement of Cash Flows - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities
Cash generated from operations		R 1,128,634	R 1,054,554	R 635,754
Finance income received		4,358	2,592	2,749
Finance costs paid		(7,254)	(9,323)	(23,350)
Taxation paid		(187,887)	(146,599)	(142,895)
Net cash generated from operating activities		937,851	901,224	472,258
Cash flows from investing activities
Purchase of property, plant and equipment		(478,036)	(388,723)	(422,061)
Purchase of property, plant and equipment – Telematics devices		(375,609)	(369,156)	(353,655)
Purchase of property, plant and equipment – Equipment on hand	[1]	(69,768)
Purchase of property, plant and equipment - Other		(32,659)	(19,567)	(68,406)
Proceeds on disposal of property, plant and equipment		14,362	6,532	4,423
Investment in intangible assets		(45,630)	(34,245)	(13,636)
Advances of loans to related party		(8,400)	(11,000)
Repayment of loans from related party		13		2,059
Net cash utilized by investing activities		(517,691)	(427,436)	(429,215)
Cash flows from financing activities
Proceeds from related party loans		857,367		2,230
Repayment of related party loans		(1,512)
Cash transferred to restricted cash	[2]	(857,216)
Acquiring interest in subsidiaries without change in control		(11,559)
Proceeds from issuance of share capital			10
Proceeds from term loans obtained				239,290
Repayment of term loans		(8,247)	(217,815)
Payments of lease liabilities		(46,751)	(58,417)	(9,599)
Dividends paid		(418,094)	(92,008)	(148,515)
Net cash (utilized by)/generated from financing activities		(486,012)	(368,230)	83,406
Total cash and cash equivalents movements for the year		(65,852)	105,558	126,449
Cash and cash equivalents as at the beginning of the year		146,591	38,144	(95,454)
Translation differences on cash and cash equivalents		(4,641)	2,889	7,149
Total cash and cash equivalents at the end of the year		R 76,098	R 146,591	R 38,144

[1]	The Group has capitalized telematics devices designated for installation in customer vehicles which were historically accounted for as inventory. During the current year, the Group revised the classification of the telematic devices to property, plant and equipment (in the categories Capitalized telematic devices – uninstalled and Capitalized telematic devices – work-in-progress), since they represent tangible items that are held for use in the supply of services, and are expected to be used for more than one period. The reclassification was corrected prospectively as the impact to comparative amounts is not material.
[2]	On December 29, 2020, the Group received USD58.5 million (ZAR882 million)from a related party (Orient Victoria Pte Ltd) for the sole purpose of facilitating the Company’s acquisition of the remaining interest in Cartrack Holdings Limited.